Subsequent Events (Details) $ / shares in Units, $ in Thousands												1 Months Ended	3 Months Ended							12 Months Ended
	Mar. 14, 2023 USD ($) $ / shares shares	Feb. 28, 2023 shares	Feb. 27, 2023 shares	Oct. 18, 2022 $ / shares shares	Oct. 17, 2022 USD ($) shares	Oct. 12, 2022 shares	Sep. 13, 2021 shares	Feb. 16, 2021 shares	Feb. 12, 2021 shares	Feb. 11, 2021 shares	Jan. 24, 2021 shares	Jan. 31, 2023 shares	Apr. 14, 2023 USD ($) shares	Mar. 31, 2023 USD ($) $ / shares shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Apr. 13, 2023 $ / shares	Jan. 13, 2023 USD ($)	Dec. 22, 2022 USD ($)	Nov. 29, 2022 USD ($)	Oct. 26, 2022 USD ($)	Sep. 21, 2022 USD ($)	Sep. 09, 2022	Aug. 17, 2022 USD ($)	Jul. 22, 2022	Mar. 22, 2022 USD ($)	Mar. 16, 2022	Jan. 18, 2022 USD ($)	Oct. 29, 2021 USD ($)	Mar. 18, 2020
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																																				10.00%
Number of shares sold under offering (in shares)										40,000
Convertible debt | $																				$ 3,650	$ 2,500
Common shares issued for extinguishment of debt (in shares)															111,585	35,062	57,472	11,696	11,919
Shares issued for cash / offering (in shares)				930,990
Game Your Game Note Purchase Agreement
Subsequent Event [Line Items]
Debt, initial aggregate principal amount | $																									$ 100	$ 100	$ 100	$ 100		$ 100		$ 100		$ 200	$ 200
Debt instrument, interest rate, stated percentage																				8.00%
Common Stock
Subsequent Event [Line Items]
Common shares issued for extinguishment of debt (in shares)																				287,802	23,615
Shares issued for cash / offering (in shares)						52,513
Warrant
Subsequent Event [Line Items]
Number of shares sold under offering (in shares)				3,846,153
Warrants exercised for common shares (in shares)				930,990
Exercise price of warrants (in usd per share) | $ / shares				$ 0.001
Registered Direct Offering
Subsequent Event [Line Items]
Number of shares sold under offering (in shares)				253,112
Shares issued for cash / offering (in shares)								40,000	93,334		77,334								210,668
Registered Direct Offering | Common Stock
Subsequent Event [Line Items]
Shares issued for cash / offering (in shares)																				253,112	210,668
Registered Direct Offering | Warrant
Subsequent Event [Line Items]
Number of shares sold under offering (in shares)							626,667
Shares issued for cash / offering (in shares)				253,112				40,000	93,334		77,334
Exercise price of warrants (in usd per share) | $ / shares				$ 0.001
Registered Direct Offering | Minimum
Subsequent Event [Line Items]
Share price (in usd per share) | $ / shares																			$ 116.25
Registered Direct Offering | Maximum
Subsequent Event [Line Items]
Share price (in usd per share) | $ / shares																			$ 150.75
Common Class A | Cardinal Ventures Holdings
Subsequent Event [Line Items]
Number of shares sold under offering (in shares)																						599,999
July 2022 Note Purchase Agreement and Promissory Note
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																															10.00%
March 2020 10% Note
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage					10.00%															10.00%									10.00%				10.00%			10.00%
Convertible debt | $					$ 400
March 2020 10% Note | Common Stock
Subsequent Event [Line Items]
Common shares issued for extinguishment of debt (in shares)					83,682
Subsequent Event | Game Your Game Note Purchase Agreement
Subsequent Event [Line Items]
Debt, initial aggregate principal amount | $																								$ 30
Subsequent Event | CXApp Inc.
Subsequent Event [Line Items]
Noncontrolling interest, ownership percentage by parent	50.00%
Subsequent Event | CXApp Inc.
Subsequent Event [Line Items]
Spinoff transaction, conversion, shares issued (in shares)	1
Closing merger days	180 days
Spinoff transaction, stock price trigger | $ / shares	$ 12.00
Spinoff transaction, threshold consecutive trading days	20 days
Spinoff transaction, trading days	30 days
Cash acquired from acquisition | $	$ 10,000
Subsequent Event | February 2023 Warrant Amendment
Subsequent Event [Line Items]
Shares issued for cash / offering (in shares)		324,918
Exercisable warrants per common share (in shares)		0.33
Subsequent Event | September 2021 Warrants
Subsequent Event [Line Items]
Shares issued for cash / offering (in shares)		76,794
Subsequent Event | March 2022 Warrants
Subsequent Event [Line Items]
Shares issued for cash / offering (in shares)		248,124
Subsequent Event | Equity Distribution Agreement
Subsequent Event [Line Items]
Number of shares sold under offering (in shares)														9,655,207
Sale of stock, consideration received on transaction | $														$ 15,400
Subsequent Event | Equity Distribution Agreement | Minimum
Subsequent Event [Line Items]
Share price (in usd per share) | $ / shares														$ 1.15
Subsequent Event | Equity Distribution Agreement | Maximum
Subsequent Event [Line Items]
Share price (in usd per share) | $ / shares														$ 1.86
Subsequent Event | Registered Direct Offering | Pre-Funded Warrant
Subsequent Event [Line Items]
Shares issued for cash / offering (in shares)												1,380,000
Warrants exercised for common shares (in shares)												1,380,000
Subsequent Event | Common Class A | Cardinal Ventures Holdings
Subsequent Event [Line Items]
Number of shares sold under offering (in shares)			599,999
Subsequent Event | Common Class A | CXApp Inc.
Subsequent Event [Line Items]
Spinoff transaction, conversion ratio	0.09752221612415190
Subsequent Event | Common Class C | CXApp Inc.
Subsequent Event [Line Items]
Spinoff transaction, conversion ratio	0.3457605844401750
Subsequent Event | July 2022 Note Purchase Agreement and Promissory Note
Subsequent Event [Line Items]
Convertible debt | $													$ 1,100
Subsequent Event | July 2022 Note Purchase Agreement and Promissory Note | Minimum
Subsequent Event [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares																							$ 0.3336
Subsequent Event | July 2022 Note Purchase Agreement and Promissory Note | Maximum
Subsequent Event [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares																							$ 0.915
Subsequent Event | July 2022 Note Purchase Agreement and Promissory Note | Common Class A
Subsequent Event [Line Items]
Common shares issued for extinguishment of debt (in shares)													2,517,397
Subsequent Event | March 2020 10% Note
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage														10.00%
Convertible debt | $														$ 900
Subsequent Event | March 2020 10% Note | Minimum
Subsequent Event [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares														$ 1.09
Subsequent Event | March 2020 10% Note | Maximum
Subsequent Event [Line Items]
Convertible debt, conversion price (in dollars per share) | $ / shares														$ 1.682
Subsequent Event | March 2020 10% Note | Common Class A
Subsequent Event [Line Items]
Common shares issued for extinguishment of debt (in shares)														611,258